Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2019
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	December 31 2018	September 30 2018
Assets
Receivables from brokers, dealers, and clearing organizations	$1,837	$1,809
Receivables from clients, net	25,542	29,773

Other assets, net	21,488	17,811
Total assets	$48,867	$49,393
Liabilities
Payable to brokers, dealers, and clearing organizations	$3,019	$3,923
Payable to clients	29,037	30,126

Other liabilities	5,830	4,809

Total liabilities	37,886	38,858

Stockholders' equity[2]	10,981	10,535
Total liabilities and stockholders' equity	$48,867	$49,393

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended
	December 31 2018	December 31 2017
Revenues
Net interest revenue	$497	$351

Fee-based and other revenue	1,506	1,247

Total revenues	2,003	1,598
Operating expenses
Employee compensation and benefits	419	528

Other	532	643

Total operating expenses	951	1,171

Other expense (income)	24	42
Pre-tax income	1,028	385

Provision for income taxes	230	8
Net income[1,2]	$798	$377
Earnings per share – basic (Canadian dollars)	$1.42	$0.66

Earnings per share – diluted (Canadian dollars)	1.41	0.66

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the three months ended January 31, 2019 includes an adjustment of nil (net favourable adjustment of $41 million (US$32 million) for the three months ended January 31, 2018) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.